Commitments (Tables)	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Schedule of Information about minimum lease rentals to be paid under non-cancellable leases

The minimum lease rentals to be paid under non-cancellable leases, principally in respect of properties, are as follows:

	2018 £ million	2017 £ million
Payments falling due:
Within one year	100	95
Between one and two years	70	72
Between two and three years	48	52
Between three and four years	32	40
Between four and five years	20	28
After five years	42	51

	312	338